Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 100.4% OF NET ASSETS

Banks 3.5%
East West Bancorp, Inc.	311,867	24,487,797
Truist Financial Corp.	419,687	20,728,341
		45,216,138

Capital Goods 5.4%
A.O. Smith Corp.	259,182	17,546,621
General Dynamics Corp.	45,415	10,584,420
Parker-Hannifin Corp.	100,411	32,733,986
Watsco, Inc.	25,796	7,412,997
		68,278,024

Consumer Durables & Apparel 2.5%
Deckers Outdoor Corp. *	18,493	7,905,388
PulteGroup, Inc.	290,887	16,548,561
VF Corp.	253,575	7,845,611
		32,299,560

Consumer Services 2.5%
Starbucks Corp.	295,544	32,255,672

Diversified Financials 3.8%
Berkshire Hathaway, Inc., Class B *	91,198	28,410,001
CME Group, Inc.	113,889	20,119,631
		48,529,632

Energy 7.1%
EOG Resources, Inc.	357,784	47,316,934
Exxon Mobil Corp.	377,413	43,783,682
		91,100,616

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	26,388	13,487,962
Walmart, Inc.	137,500	19,782,125
		33,270,087

Food, Beverage & Tobacco 4.7%
Constellation Brands, Inc., Class A	77,750	18,000,680
Diageo plc, ADR	54,716	9,676,525
The Coca-Cola Co.	518,913	31,819,745
		59,496,950

Health Care Equipment & Services 6.7%
Abbott Laboratories	186,054	20,568,269
Boston Scientific Corp. *	421,563	19,497,289
SECURITY	NUMBER OF SHARES	VALUE ($)
CVS Health Corp.	350,654	30,934,696
Intuitive Surgical, Inc. *	58,916	14,475,072
		85,475,326

Household & Personal Products 1.5%
L'Oreal S.A., ADR (a)	141,090	11,650,507
The Estee Lauder Cos., Inc., Class A	28,288	7,838,039
		19,488,546

Materials 0.6%
Linde plc	23,368	7,733,406

Media & Entertainment 6.7%
Alphabet, Inc., Class A *	649,580	64,204,487
Meta Platforms, Inc., Class A *	144,501	21,526,314
		85,730,801

Pharmaceuticals, Biotechnology & Life Sciences 10.1%
Eli Lilly & Co.	30,687	10,560,931
Johnson & Johnson	177,193	28,956,880
Pfizer, Inc.	633,044	27,955,223
Roche Holding AG, ADR	439,715	17,214,842
Thermo Fisher Scientific, Inc.	32,190	18,358,923
Zoetis, Inc.	151,573	25,083,816
		128,130,615

Real Estate 1.2%
American Tower Corp.	67,674	15,117,695

Retailing 5.8%
Amazon.com, Inc. *	394,176	40,651,371
The Home Depot, Inc.	36,635	11,875,968
The TJX Cos., Inc.	261,519	21,407,945
		73,935,284

Semiconductors & Semiconductor Equipment 4.0%
ASML Holding N.V. NY Registry Shares, ADR	20,750	13,712,430
Broadcom, Inc.	62,750	36,709,378
		50,421,808

Software & Services 17.3%
Accenture plc, Class A	37,155	10,368,103
Adobe, Inc. *	21,000	7,777,140
Fidelity National Information Services, Inc.	351,918	26,407,927
Microsoft Corp.	434,007	107,551,274

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PayPal Holdings, Inc. *	452,716	36,891,827
Visa, Inc., Class A	134,673	31,003,071
		219,999,342

Technology Hardware & Equipment 7.2%
Apple Inc.	640,588	92,430,443

Telecommunication Services 4.1%
AT&T, Inc.	921,690	18,774,825
Verizon Communications, Inc.	795,451	33,066,898
		51,841,723

Transportation 1.4%
United Parcel Service, Inc., Class B	95,449	17,680,018

Utilities 1.7%
Duke Energy Corp.	209,354	21,448,317
Total Common Stocks (Cost $953,466,023)		1,279,880,003

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (b)(c)	2,417,975	2,417,975
Total Short-Term Investments (Cost $2,417,975)		2,417,975
Total Investments in Securities (Cost $955,883,998)		1,282,297,978

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,369,903.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,279,880,003	$—	$—	$1,279,880,003
Short-Term Investments[1]	2,417,975	—	—	2,417,975
Total	$1,282,297,978	$—	$—	$1,282,297,978

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Banks 9.7%
Bank of America Corp.	300,000	10,644,000
Citizens Financial Group, Inc.	165,000	7,147,800
Huntington Bancshares, Inc.	340,000	5,157,800
JPMorgan Chase & Co.	125,000	17,495,000
Truist Financial Corp.	215,000	10,618,850
		51,063,450

Capital Goods 7.9%
General Dynamics Corp.	15,000	3,495,900
Illinois Tool Works, Inc.	18,500	4,366,740
Lockheed Martin Corp.	37,000	17,140,620
Parker-Hannifin Corp.	16,500	5,379,000
Raytheon Technologies Corp.	58,000	5,791,300
Watsco, Inc.	20,000	5,747,400
		41,920,960

Consumer Services 2.0%
McDonald’s Corp.	40,000	10,696,000

Diversified Financials 5.2%
BlackRock, Inc.	16,500	12,526,965
Morgan Stanley	155,000	15,086,150
		27,613,115

Energy 8.6%
Chevron Corp.	105,000	18,272,100
Exxon Mobil Corp.	190,000	22,041,900
Kinder Morgan, Inc.	290,000	5,307,000
		45,621,000

Food & Staples Retailing 2.0%
Walmart, Inc.	75,000	10,790,250

Food, Beverage & Tobacco 7.9%
Altria Group, Inc.	120,000	5,404,800
Philip Morris International, Inc.	150,000	15,636,000
The Coca-Cola Co.	335,000	20,542,200
		41,583,000

Health Care Equipment & Services 7.5%
Abbott Laboratories	77,000	8,512,350
CVS Health Corp.	110,000	9,704,200
SECURITY	NUMBER OF SHARES	VALUE ($)
Medtronic plc	113,000	9,456,970
UnitedHealth Group, Inc.	24,000	11,980,560
		39,654,080

Household & Personal Products 2.8%
The Procter & Gamble Co.	105,000	14,949,900

Insurance 1.7%
The Allstate Corp.	70,000	8,992,900

Materials 0.9%
PPG Industries, Inc.	37,000	4,822,580

Media & Entertainment 3.4%
Activision Blizzard, Inc.	30,000	2,297,100
Alphabet, Inc., Class A *	25,000	2,471,000
Comcast Corp., Class A	275,000	10,821,250
Omnicom Group, Inc.	30,000	2,579,700
		18,169,050

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
Amgen, Inc.	30,000	7,572,000
Johnson & Johnson	103,000	16,832,260
Pfizer, Inc.	295,000	13,027,200
Roche Holding AG	40,663	12,693,784
Zoetis, Inc.	25,000	4,137,250
		54,262,494

Real Estate 2.2%
Crown Castle, Inc.	48,750	7,220,362
Lamar Advertising Co., Class A	40,000	4,261,600
		11,481,962

Retailing 5.4%
Genuine Parts Co.	35,000	5,873,700
The Home Depot, Inc.	35,000	11,345,950
The TJX Cos., Inc.	135,000	11,051,100
		28,270,750

Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	27,500	16,087,775

Software & Services 8.0%
Accenture plc, Class A	36,500	10,185,325
International Business Machines Corp.	85,000	11,452,050

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Microsoft Corp.	45,000	11,151,450
Visa, Inc., Class A	40,000	9,208,400
		41,997,225

Technology Hardware & Equipment 3.6%
Apple Inc.	31,500	4,545,135
Cisco Systems, Inc.	300,000	14,601,000
		19,146,135

Telecommunication Services 2.9%
BCE, Inc.	100,000	4,730,000
Verizon Communications, Inc.	260,000	10,808,200
		15,538,200

Transportation 2.0%
United Parcel Service, Inc., Class B	58,000	10,743,340

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.8%
Duke Energy Corp.	110,000	11,269,500
Eversource Energy	40,000	3,293,200
		14,562,700
Total Common Stocks (Cost $445,188,367)		527,966,866
Total Investments in Securities (Cost $445,188,367)		527,966,866

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$473,704,372	$—	$—	$473,704,372
Pharmaceuticals, Biotechnology & Life Sciences	41,568,710	12,693,784	—	54,262,494
Total	$515,273,082	$12,693,784	$—	$527,966,866

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.7% OF NET ASSETS

Automobiles & Components 1.3%
Tesla, Inc. *	17,116	2,964,834

Banks 0.7%
Citizens Financial Group, Inc.	38,348	1,661,235

Capital Goods 5.3%
AGCO Corp.	9,743	1,345,801
Illinois Tool Works, Inc.	4,799	1,132,756
Lockheed Martin Corp.	7,652	3,544,866
Parker-Hannifin Corp.	10,673	3,479,398
Quanta Services, Inc.	9,885	1,504,398
Watsco, Inc.	3,371	968,724
		11,975,943

Commercial & Professional Services 0.5%
Republic Services, Inc.	8,891	1,109,775

Consumer Durables & Apparel 3.3%
Deckers Outdoor Corp. *	5,897	2,520,849
Lululemon Athletica, Inc. *	4,211	1,292,272
NIKE, Inc., Class B	28,300	3,603,439
		7,416,560

Consumer Services 2.1%
Starbucks Corp.	42,905	4,682,652

Diversified Financials 1.6%
CME Group, Inc.	8,130	1,436,246
Moody's Corp.	1,857	599,347
MSCI, Inc.	2,815	1,496,341
		3,531,934

Energy 1.8%
EOG Resources, Inc.	31,449	4,159,130

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	7,253	3,707,298

Food, Beverage & Tobacco 3.2%
Constellation Brands, Inc., Class A	7,145	1,654,210
Diageo plc, ADR	8,976	1,587,406
SECURITY	NUMBER OF SHARES	VALUE ($)
PepsiCo, Inc.	14,805	2,531,951
Philip Morris International, Inc.	14,946	1,557,971
		7,331,538

Health Care Equipment & Services 6.5%
Abbott Laboratories	14,507	1,603,749
Edwards Lifesciences Corp. *	19,412	1,488,900
IDEXX Laboratories, Inc. *	3,556	1,708,658
Intuitive Surgical, Inc. *	16,517	4,058,062
UnitedHealth Group, Inc.	11,673	5,827,045
		14,686,414

Household & Personal Products 2.0%
The Estee Lauder Cos., Inc., Class A	16,531	4,580,409

Materials 0.6%
The Sherwin-Williams Co.	5,335	1,262,208

Media & Entertainment 5.2%
Alphabet, Inc., Class A *	120,240	11,884,522

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Eli Lilly & Co.	10,599	3,647,646
Horizon Therapeutics plc *	11,420	1,253,002
Pfizer, Inc.	43,226	1,908,860
Thermo Fisher Scientific, Inc.	6,166	3,516,655
Zoetis, Inc.	20,079	3,322,874
		13,649,037

Real Estate 0.6%
American Tower Corp.	6,424	1,435,057

Retailing 8.5%
Amazon.com, Inc. *	114,359	11,793,844
O'Reilly Automotive, Inc. *	1,888	1,495,957
The Home Depot, Inc.	12,073	3,913,704
The TJX Cos., Inc.	25,285	2,069,830
		19,273,335

Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc. *	21,181	1,591,752
ASML Holding N.V. NY Registry Shares, ADR	5,852	3,867,236
Broadcom, Inc.	9,252	5,412,512
NVIDIA Corp.	27,403	5,353,724
		16,225,224

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 25.6%
Accenture plc, Class A	8,194	2,286,536
Adobe, Inc. *	10,158	3,761,914
Fortinet, Inc. *	27,385	1,433,331
Gartner, Inc. *	10,548	3,566,701
Intuit, Inc.	4,573	1,932,870
Mastercard, Inc., Class A	11,969	4,435,711
Microsoft Corp.	99,364	24,623,393
Palo Alto Networks, Inc. *	11,676	1,852,280
Paychex, Inc.	13,902	1,610,686
PayPal Holdings, Inc. *	39,156	3,190,822
ServiceNow, Inc. *	2,645	1,203,819
Synopsys, Inc. *	5,560	1,966,850
Visa, Inc., Class A	27,048	6,226,720
		58,091,633

Technology Hardware & Equipment 11.9%
Apple Inc.	186,176	26,863,335

Transportation 1.2%
United Parcel Service, Inc., Class B	14,196	2,629,525
Total Common Stocks (Cost $127,583,436)		219,121,598
Total Investments in Securities (Cost $127,583,436)		219,121,598

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/17/23	6	1,227,000	27,605

*	Non-income producing security.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$219,121,598	$—	$—	$219,121,598
Futures Contracts[2]	27,605	—	—	27,605
Total	$219,149,203	$—	$—	$219,149,203

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.6%
American Axle & Manufacturing Holdings, Inc. *	276,405	2,451,712
LCI Industries	18,783	2,107,828
Modine Manufacturing Co. *	123,507	2,950,582
Patrick Industries, Inc.	39,066	2,772,514
The Goodyear Tire & Rubber Co. *	63,926	719,168
Visteon Corp. *	3,706	579,396
Winnebago Industries, Inc.	38,620	2,459,322
		14,040,522

Banks 10.2%
Associated Banc-Corp.	258,793	5,799,551
Axos Financial, Inc. *	12,857	618,679
Banner Corp.	7,886	511,249
Cathay General Bancorp	98,524	4,331,115
Community Trust Bancorp, Inc.	5,199	223,973
Customers Bancorp, Inc. *	18,970	576,119
Eagle Bancorp, Inc.	35,468	1,684,375
Enterprise Financial Services Corp.	37,332	1,990,542
Essent Group Ltd.	27,018	1,189,603
First BanCorp	180,265	2,424,564
Great Southern Bancorp, Inc.	57,069	3,335,112
Hancock Whitney Corp.	102,837	5,294,049
Hanmi Financial Corp.	55,564	1,294,086
Hope Bancorp, Inc.	127,362	1,641,696
International Bancshares Corp.	100,339	4,702,889
Metropolitan Bank Holding Corp. *	23,146	1,374,409
MGIC Investment Corp.	95,345	1,346,271
Northfield Bancorp, Inc.	217,924	3,257,964
OceanFirst Financial Corp.	51,090	1,222,073
Radian Group, Inc.	87,198	1,927,076
Renasant Corp.	66,293	2,358,705
Republic Bancorp, Inc., Class A	30,525	1,373,015
UMB Financial Corp.	34,705	3,130,044
Washington Federal, Inc.	106,704	3,783,724
Western New England Bancorp, Inc.	44,667	435,503
		55,826,386

Capital Goods 11.5%
AAR Corp. *	53,345	2,744,067
Alamo Group, Inc.	2,096	327,961
Applied Industrial Technologies, Inc.	6,332	906,806
Atkore, Inc. *	64,610	8,415,452
AZZ, Inc.	38,600	1,639,728
Boise Cascade Co.	21,256	1,593,562
Ducommun, Inc. *	24,724	1,428,553
EMCOR Group, Inc.	34,512	5,116,404
Encore Wire Corp.	23,614	3,812,008
GrafTech International Ltd.	241,374	1,578,586
Griffon Corp.	9,521	389,218
SECURITY	NUMBER OF SHARES	VALUE ($)
Helios Technologies, Inc.	19,804	1,307,064
Herc Holdings, Inc.	9,243	1,435,623
Hillenbrand, Inc.	24,439	1,145,212
IES Holdings, Inc. *	16,376	651,929
Maxar Technologies, Inc.	17,709	915,024
Moog, Inc., Class A	63,318	6,035,472
Mueller Industries, Inc.	79,111	5,185,726
MYR Group, Inc. *	11,863	1,175,149
Preformed Line Products Co.	9,869	871,729
Proto Labs, Inc. *	13,625	416,925
Shoals Technologies Group, Inc., Class A *	29,734	829,281
Standex International Corp.	2,939	339,660
Sterling Infrastructure, Inc. *	93,342	3,396,715
Terex Corp.	40,650	2,071,930
Titan International, Inc. *	86,118	1,437,309
Titan Machinery, Inc. *	20,665	908,020
UFP Industries, Inc.	24,713	2,311,901
V2X, Inc. *	64,236	2,836,662
Wabash National Corp.	42,901	1,105,130
Watts Water Technologies, Inc., Class A	3,480	569,050
Zurn Elkay Water Solutions Corp.	15,042	328,818
		63,226,674

Commercial & Professional Services 2.3%
ACCO Brands Corp.	41,872	265,887
Casella Waste Systems, Inc., Class A *	21,365	1,711,764
Heidrick & Struggles International, Inc.	15,962	490,991
Insperity, Inc.	2,354	260,235
Kforce, Inc.	38,447	2,158,030
Korn Ferry	10,108	545,731
Mastech Digital, Inc. *	20,611	276,099
NV5 Global, Inc. *	9,232	1,230,533
SP Plus Corp. *	82,548	3,112,885
Tetra Tech, Inc.	9,540	1,483,661
The GEO Group, Inc. *	30,437	350,025
TriNet Group, Inc. *	11,902	898,006
		12,783,847

Consumer Durables & Apparel 1.1%
Crocs, Inc. *	8,680	1,056,964
La-Z-Boy, Inc.	3,982	113,208
Malibu Boats, Inc., Class A *	7,258	439,762
MasterCraft Boat Holdings, Inc. *	44,820	1,289,023
Oxford Industries, Inc.	9,747	1,142,543
Skyline Champion Corp. *	17,212	1,014,648
Vista Outdoor, Inc. *	36,811	1,080,403
		6,136,551

Consumer Services 4.6%
Bloomin' Brands, Inc.	119,304	2,893,122
Bluegreen Vacations Holding Corp.	11,100	360,084
Boyd Gaming Corp.	34,708	2,162,656
Dave & Buster's Entertainment, Inc. *	54,281	2,353,081

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Everi Holdings, Inc. *	91,398	1,587,583
Golden Entertainment, Inc. *	33,363	1,317,839
Hilton Grand Vacations, Inc. *	69,546	3,293,699
International Game Technology plc	19,494	515,616
Light & Wonder, Inc., Class A *	22,522	1,469,561
PlayAGS, Inc. *	102,958	680,553
Red Rock Resorts, Inc., Class A	15,232	685,592
SeaWorld Entertainment, Inc. *	40,447	2,523,488
Stride, Inc. *	77,210	3,314,625
Texas Roadhouse, Inc.	23,691	2,379,287
		25,536,786

Diversified Financials 3.2%
Donnelley Financial Solutions, Inc. *	28,342	1,292,679
Enova International, Inc. *	76,808	3,506,285
OneMain Holdings, Inc.	80,201	3,459,871
Oportun Financial Corp. *	64,300	450,743
Piper Sandler Cos.	4,440	630,924
Regional Management Corp.	56,991	1,965,619
StepStone Group, Inc., Class A	38,659	1,128,456
Stifel Financial Corp.	42,385	2,857,173
Virtus Investment Partners, Inc.	11,410	2,451,781
		17,743,531

Energy 6.2%
Arch Resources, Inc.	5,983	885,604
Callon Petroleum Co. *	12,587	535,577
ChampionX Corp.	19,780	653,136
CONSOL Energy, Inc.	19,809	1,145,554
CVR Energy, Inc.	77,969	2,588,571
Delek US Holdings, Inc.	89,594	2,397,535
Equitrans Midstream Corp.	175,127	1,269,671
Liberty Energy, Inc., Class A	96,622	1,529,526
Magnolia Oil & Gas Corp., Class A	78,663	1,857,233
Matador Resources Co.	39,715	2,627,544
NexTier Oilfield Solutions, Inc. *	97,329	916,839
Oceaneering International, Inc. *	79,562	1,698,649
Ovintiv, Inc.	17,896	881,020
Par Pacific Holdings, Inc. *	17,646	471,678
Patterson-UTI Energy, Inc.	109,152	1,833,754
PBF Energy, Inc., Class A	65,086	2,732,961
PDC Energy, Inc.	9,439	639,303
Peabody Energy Corp. *	27,391	763,935
REX American Resources Corp. *	47,497	1,554,102
SM Energy Co.	60,353	1,983,803
Southwestern Energy Co. *	274,016	1,512,568
Teekay Corp. *	150,033	729,160
Teekay Tankers Ltd., Class A *	14,659	449,885
US Silica Holdings, Inc. *	100,940	1,235,506
W&T Offshore, Inc. *	126,667	787,869
World Fuel Services Corp.	13,272	375,598
		34,056,581

Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings, Inc. *	49,992	3,622,920
United Natural Foods, Inc. *	44,261	1,842,143
		5,465,063

Food, Beverage & Tobacco 3.0%
Coca-Cola Consolidated, Inc.	7,603	3,853,048
Darling Ingredients, Inc. *	32,115	2,128,903
National Beverage Corp. *	34,764	1,536,569
Primo Water Corp.	189,849	2,971,137
SECURITY	NUMBER OF SHARES	VALUE ($)
The Simply Good Foods Co. *	35,518	1,289,304
Vector Group Ltd.	355,243	4,600,397
		16,379,358

Health Care Equipment & Services 6.5%
Accuray, Inc. *	283,668	714,843
Addus HomeCare Corp. *	1,996	214,610
AirSculpt Technologies, Inc. (a)	44,104	256,685
Alignment Healthcare, Inc. *	54,831	677,163
AMN Healthcare Services, Inc. *	36,010	3,451,198
Apollo Medical Holdings, Inc. *	1,186	42,269
Avanos Medical, Inc. *	73,552	2,253,633
Cerus Corp. *	270,093	848,092
Cross Country Healthcare, Inc. *	17,202	477,355
Evolent Health, Inc., Class A *	33,989	1,095,126
Inspire Medical Systems, Inc. *	5,549	1,404,230
Lantheus Holdings, Inc. *	36,689	2,109,617
LeMaitre Vascular, Inc.	9,772	461,043
LivaNova plc *	18,242	1,025,200
Merit Medical Systems, Inc. *	52,497	3,745,661
ModivCare, Inc. *	4,961	532,117
NeoGenomics, Inc. *	26,010	308,999
NextGen Healthcare, Inc. *	68,253	1,298,172
NuVasive, Inc. *	11,539	526,178
OmniAb, Inc., Class A *(b)	5,507	0
OmniAb, Inc., Class B *(b)	5,507	0
Option Care Health, Inc. *	54,941	1,586,147
Progyny, Inc. *	14,584	501,544
Shockwave Medical, Inc. *	12,292	2,310,036
STAAR Surgical Co. *	21,572	1,521,905
Tenet Healthcare Corp. *	7,942	435,619
The Ensign Group, Inc.	42,417	3,955,385
Utah Medical Products, Inc.	4,981	458,900
Veradigm, Inc. *	107,604	1,927,188
Zynex, Inc. *	116,814	1,650,582
		35,789,497

Household & Personal Products 0.4%
BellRing Brands, Inc. *	3,507	99,458
elf Beauty, Inc. *	10,984	632,129
Herbalife Nutrition Ltd. *	21,933	385,363
Nature's Sunshine Products, Inc. *	94,898	1,002,123
		2,119,073

Insurance 2.4%
American Equity Investment Life Holding Co.	64,756	3,085,623
CNO Financial Group, Inc.	201,889	5,200,661
Investors Title Co.	1,858	300,996
Kinsale Capital Group, Inc.	2,736	761,812
National Western Life Group, Inc., Class A	5,294	1,465,379
Stewart Information Services Corp.	30,811	1,471,842
United Fire Group, Inc.	26,505	834,642
		13,120,955

Materials 3.2%
AdvanSix, Inc.	17,366	750,906
Alcoa Corp.	159	8,306
Alpha Metallurgical Resources, Inc.	4,159	669,308
Avient Corp.	71,456	2,895,397
Cabot Corp.	7,276	548,101
Commercial Metals Co.	15,557	844,278
Constellium SE *	125,507	1,823,617
Ecovyst, Inc. *	192,072	2,014,835
Ingevity Corp. *	14,245	1,174,358

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LSB Industries, Inc. *	39,787	505,693
Rayonier Advanced Materials, Inc. *	105,791	733,132
Ryerson Holding Corp.	64,864	2,475,859
Schnitzer Steel Industries, Inc., Class A	260	8,798
TimkenSteel Corp. *	38,185	751,099
Tronox Holdings plc, Class A	84,904	1,456,103
Valhi, Inc.	26,078	673,595
		17,333,385

Media & Entertainment 2.3%
Cargurus, Inc. *	30,336	535,430
Cars.com, Inc. *	141,524	2,420,060
Entravision Communications Corp., Class A	227,618	1,479,517
Gaia, Inc. *	65,502	239,082
Gannett Co., Inc. *	148,450	335,497
iHeartMedia, Inc., Class A *	97,406	754,896
Outbrain, Inc. *	72,000	354,240
Shutterstock, Inc.	29,062	2,187,497
Yelp, Inc. *	87,001	2,741,402
Ziff Davis, Inc. *	20,224	1,809,644
		12,857,265

Pharmaceuticals, Biotechnology & Life Sciences 11.0%
2seventy bio, Inc. *	39,172	532,739
ACADIA Pharmaceuticals, Inc. *	80,050	1,523,352
Agios Pharmaceuticals, Inc. *	22,874	674,326
Alkermes plc *	142,024	4,067,567
Amicus Therapeutics, Inc. *	152,254	1,985,392
Amneal Pharmaceuticals, Inc. *	447,489	984,476
Amphastar Pharmaceuticals, Inc. *	42,687	1,291,709
Arcus Biosciences, Inc. *	9,375	202,781
Arrowhead Pharmaceuticals, Inc. *	32,572	1,139,694
Beam Therapeutics, Inc. *	12,397	538,650
BioCryst Pharmaceuticals, Inc. *	37,920	400,056
Blueprint Medicines Corp. *	5,574	260,529
C4 Therapeutics, Inc. *	40,507	315,550
CareDx, Inc. *	31,127	465,037
Catalyst Pharmaceuticals, Inc. *	131,363	2,034,813
Chinook Therapeutics, Inc. *	33,320	841,996
Codexis, Inc. *	145,726	896,215
Corcept Therapeutics, Inc. *	88,465	2,022,310
Cytokinetics, Inc. *	9,018	383,085
Denali Therapeutics, Inc. *	22,087	668,573
Dynavax Technologies Corp. *	49,880	567,634
Dyne Therapeutics, Inc. *	25,035	365,511
Eagle Pharmaceuticals, Inc. *	15,172	514,938
Emergent BioSolutions, Inc. *	38,740	510,981
FibroGen, Inc. *	20,833	491,659
Halozyme Therapeutics, Inc. *	29,341	1,518,984
Harmony Biosciences Holdings, Inc. *	10,880	524,090
Harrow Health, Inc. *	75,275	1,130,631
Harvard Bioscience, Inc. *	137,068	408,463
Horizon Therapeutics plc *	16,152	1,772,197
IGM Biosciences, Inc. *	11,110	252,530
ImmunoGen, Inc. *	46,972	216,071
Inhibrx, Inc. *	19,120	478,000
Intercept Pharmaceuticals, Inc. *	96,998	1,771,183
Ironwood Pharmaceuticals, Inc. *	75,889	874,241
Jounce Therapeutics, Inc. *	133,701	156,430
Karuna Therapeutics, Inc. *	5,315	1,059,758
Kiniksa Pharmaceuticals Ltd., Class A *	125,336	1,812,359
Kymera Therapeutics, Inc. *	11,109	415,254
Ligand Pharmaceuticals, Inc. *	14,524	1,012,323
Medpace Holdings, Inc. *	25,005	5,527,855
Mersana Therapeutics, Inc. *	57,116	375,823
MiMedx Group, Inc. *	91,031	352,290
Myriad Genetics, Inc. *	12,753	251,489
SECURITY	NUMBER OF SHARES	VALUE ($)
NGM Biopharmaceuticals, Inc. *	39,957	209,375
Nkarta, Inc. *	9,968	53,129
Nurix Therapeutics, Inc. *	50,141	616,233
Organogenesis Holdings, Inc. *	265,465	679,590
Phibro Animal Health Corp., Class A	112,016	1,725,046
Prestige Consumer Healthcare, Inc. *	30,131	1,981,415
Prothena Corp. plc *	8,338	471,514
PTC Therapeutics, Inc. *	30,085	1,380,601
Repligen Corp. *	2,446	453,244
Rigel Pharmaceuticals, Inc. *	407,364	668,077
Syneos Health, Inc. *	48,296	1,734,792
TG Therapeutics, Inc. *	30,413	463,190
Theravance Biopharma, Inc. *	68,493	740,409
Travere Therapeutics, Inc. *	40,336	903,526
Vanda Pharmaceuticals, Inc. *	196,999	1,512,952
Veracyte, Inc. *	31,001	779,055
Vericel Corp. *	18,406	505,613
Vir Biotechnology, Inc. *	36,407	1,075,827
Xencor, Inc. *	34,439	1,133,732
		60,676,864

Real Estate 7.0%
Apple Hospitality REIT, Inc.	393,403	6,975,035
Armada Hoffler Properties, Inc.	222,938	2,826,854
BRT Apartments Corp.	98,906	2,072,081
CareTrust REIT, Inc.	38,134	790,136
DiamondRock Hospitality Co.	107,901	1,039,087
EastGroup Properties, Inc.	26,644	4,482,853
eXp World Holdings, Inc.	55,468	864,746
InvenTrust Properties Corp.	8,608	214,081
National Storage Affiliates Trust	35,408	1,444,646
Paramount Group, Inc.	486,337	3,136,874
Piedmont Office Realty Trust, Inc., Class A	377,224	3,998,574
PotlatchDeltic Corp.	28,440	1,392,138
RPT Realty	92,924	973,844
Ryman Hospitality Properties, Inc.	11,628	1,080,125
Sabra Health Care REIT, Inc.	65,306	881,631
SITE Centers Corp.	172,722	2,357,655
The Necessity Retail REIT, Inc.	432,206	2,951,967
Uniti Group, Inc.	115,959	764,170
		38,246,497

Retailing 2.4%
AutoNation, Inc. *	4,967	629,418
Build-A-Bear Workshop, Inc. *	8,989	220,770
Caleres, Inc.	39,098	1,017,330
Chico's FAS, Inc. *	61,714	325,233
Duluth Holdings, Inc., Class B *	119,269	793,139
Group 1 Automotive, Inc.	8,879	1,898,774
Macy's, Inc.	182,154	4,304,299
Revolve Group, Inc. *	22,446	640,609
Signet Jewelers Ltd.	14,784	1,135,559
The Buckle, Inc.	19,762	869,528
The Children's Place, Inc. *	28,504	1,293,226
		13,127,885

Semiconductors & Semiconductor Equipment 3.4%
Ambarella, Inc. *	8,195	736,239
Amkor Technology, Inc.	29,727	869,812
Axcelis Technologies, Inc. *	33,722	3,707,734
Diodes, Inc. *	18,066	1,611,307
Lattice Semiconductor Corp. *	89,065	6,750,236
MaxLinear, Inc. *	41,976	1,729,411

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semtech Corp. *	35,771	1,181,516
Synaptics, Inc. *	17,031	2,129,386
		18,715,641

Software & Services 7.0%
8x8, Inc. *	110,988	522,753
A10 Networks, Inc.	162,526	2,515,902
Agilysys, Inc. *	22,614	1,889,626
American Software, Inc., Class A	9,898	150,549
Box, Inc., Class A *	151,386	4,842,838
CommVault Systems, Inc. *	64,891	4,038,167
CoreCard Corp. *	25,317	847,613
Domo, Inc., Class B *	65,005	1,008,228
eGain Corp. *	193,849	1,884,212
EngageSmart, Inc. *	26,596	523,941
EVERTEC, Inc.	19,788	730,969
ExlService Holdings, Inc. *	16,836	2,872,222
LiveRamp Holdings, Inc. *	8,203	219,512
Model N, Inc. *	27,920	1,107,307
Progress Software Corp.	18,295	970,367
Qualys, Inc. *	44,389	5,120,715
Sprout Social, Inc., Class A *	38,659	2,473,016
Tenable Holdings, Inc. *	16,251	653,778
The Hackett Group, Inc.	82,646	1,826,477
Unisys Corp. *	105,652	571,577
Verra Mobility Corp. *	46,903	723,713
Workiva, Inc. *	27,481	2,377,931
Zuora, Inc., Class A *	63,916	506,215
		38,377,628

Technology Hardware & Equipment 3.8%
Avid Technology, Inc. *	80,856	2,450,745
Belden, Inc.	31,827	2,580,851
Calix, Inc. *	7,357	387,272
Cambium Networks Corp. *	33,829	724,955
Casa Systems, Inc. *	132,875	454,433
CommScope Holding Co., Inc. *	103,478	869,215
Extreme Networks, Inc. *	163,483	2,947,599
Fabrinet *	15,169	1,997,151
Sanmina Corp. *	8,821	537,464
Super Micro Computer, Inc. *	22,120	1,599,940
Vishay Intertechnology, Inc.	281,306	6,439,094
		20,988,719

Telecommunication Services 1.6%
Cogent Communications Holdings, Inc.	16,173	1,108,983
Iridium Communications, Inc. *	60,487	3,619,542
Liberty Latin America Ltd., Class A *	353,075	3,474,258
Ooma, Inc. *	32,459	466,436
		8,669,219

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.3%
ArcBest Corp.	10,697	892,665
Forward Air Corp.	31,808	3,430,493
Hub Group, Inc., Class A *	11,981	1,021,620
Matson, Inc.	21,713	1,435,663
Radiant Logistics, Inc. *	69,136	387,853
		7,168,294

Utilities 1.9%
Chesapeake Utilities Corp.	3,802	479,356
Clearway Energy, Inc., Class A	97,753	3,132,984
Consolidated Water Co., Ltd.	35,962	526,843
Genie Energy Ltd., Class B	89,885	984,241
Montauk Renewables, Inc. *	9,494	105,478
Otter Tail Corp.	63,730	4,088,279
Via Renewables, Inc.	192,739	1,293,279
		10,610,460
Total Common Stocks (Cost $500,626,045)		548,996,681

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (c)(d)	240,488	240,488
Total Short-Term Investments (Cost $240,488)		240,488
Total Investments in Securities (Cost $500,866,533)		549,237,169

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $227,941.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$513,207,184	$—	$—	$513,207,184
Health Care Equipment & Services	35,789,497	—	0*	35,789,497
Short-Term Investments[1]	240,488	—	—	240,488
Total	$549,237,169	$—	$0*	$549,237,169

*	Level 3 amount shown includes securities determined to have no value at January 31, 2023.
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Australia 0.7%
Ansell Ltd.	210,040	4,197,766
Cochlear Ltd.	6,544	988,645
Sonic Healthcare Ltd.	41,427	927,864
		6,114,275

Denmark 3.3%
Coloplast A/S, Class B	20,897	2,522,987
Novo Nordisk A/S, Class B	185,711	25,700,502
		28,223,489

France 2.4%
Ipsen S.A.	57,884	6,079,846
Sanofi	146,424	14,338,486
		20,418,332

Hong Kong 0.7%
CSPC Pharmaceutical Group Ltd.	4,122,000	4,699,915
Hansoh Pharmaceutical Group Co., Ltd.	344,000	704,069
The United Laboratories International Holdings Ltd.	752,000	497,857
		5,901,841

Ireland 2.5%
Medtronic plc	256,083	21,431,586

Japan 2.6%
Astellas Pharma, Inc.	14,600	214,914
Chugai Pharmaceutical Co., Ltd.	25,000	648,127
Hoya Corp.	96,700	10,634,284
JEOL Ltd.	45,000	1,321,381
Nihon Kohden Corp.	65,700	1,726,004
Ono Pharmaceutical Co., Ltd.	360,100	7,813,696
		22,358,406

Republic of Korea 0.2%
Celltrion, Inc.	6,558	865,532
Dentium Co., Ltd.	6,593	633,639
		1,499,171

Switzerland 4.5%
Lonza Group AG	3,096	1,766,086
Novartis AG	98,886	8,940,188
SECURITY	NUMBER OF SHARES	VALUE ($)
Roche Holding AG	60,988	19,038,647
Sonova Holding AG	32,377	8,096,570
		37,841,491

Taiwan 0.1%
TTY Biopharm Co., Ltd.	150,000	388,631
Universal Vision Biotechnology Co., Ltd.	27,000	294,569
		683,200

United Kingdom 4.1%
AstraZeneca plc	147,669	19,346,478
GSK plc	858,563	15,080,672
		34,427,150

United States 78.8%
Abbott Laboratories	276,358	30,551,377
AbbVie, Inc.	105,553	15,595,456
Agilent Technologies, Inc.	126,206	19,193,408
Amgen, Inc.	86,365	21,798,526
AMN Healthcare Services, Inc. *	24,790	2,375,874
Avanos Medical, Inc. *	118,742	3,638,255
Axonics, Inc. *	22,200	1,363,080
Biogen, Inc. *	15,869	4,616,292
BioMarin Pharmaceutical, Inc. *	52,298	6,032,574
Bio-Techne Corp.	62,396	4,970,465
Bristol-Myers Squibb Co.	433,163	31,469,292
Catalyst Pharmaceuticals, Inc. *	364,830	5,651,217
Cigna Corp.	72,444	22,940,841
CVS Health Corp.	283,439	25,004,989
Danaher Corp.	110,440	29,198,127
Edwards Lifesciences Corp. *	32,066	2,459,462
Elevance Health, Inc.	33,332	16,665,667
Eli Lilly & Co.	68,503	23,575,307
Gilead Sciences, Inc.	317,665	26,664,800
Halozyme Therapeutics, Inc. *	180,847	9,362,449
Hologic, Inc. *	109,039	8,872,503
Humana, Inc.	22,927	11,731,746
Inmode Ltd. *	19,900	697,495
Integra LifeSciences Holdings Corp. *	51,235	2,935,766
Intercept Pharmaceuticals, Inc. *	109,500	1,999,470
Intuitive Surgical, Inc. *	32,459	7,974,852
IQVIA Holdings, Inc. *	62,892	14,428,054
Jazz Pharmaceuticals plc *	19,055	2,985,156
Johnson & Johnson	248,067	40,539,109
Lantheus Holdings, Inc. *	30,993	1,782,098
Medpace Holdings, Inc. *	15,000	3,316,050
Merck & Co., Inc.	386,992	41,566,811
Mettler-Toledo International, Inc. *	8,493	13,019,090
Moderna, Inc. *	72,238	12,718,222
Molina Healthcare, Inc. *	9,009	2,809,276
NextGen Healthcare, Inc. *	30,400	578,208
NuVasive, Inc. *	97,199	4,432,274
PerkinElmer, Inc.	17,181	2,362,903

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pfizer, Inc.	443,951	19,604,876
Phibro Animal Health Corp., Class A	28,238	434,865
Prestige Consumer Healthcare, Inc. *	105,946	6,967,009
QIAGEN N.V. *	48,506	2,376,794
Quest Diagnostics, Inc.	3,800	564,224
Regeneron Pharmaceuticals, Inc. *	13,850	10,504,810
STERIS plc	15,388	3,177,776
Thermo Fisher Scientific, Inc.	32,921	18,775,834
United Therapeutics Corp. *	26,883	7,074,799
UnitedHealth Group, Inc.	93,193	46,521,014
Veracyte, Inc. *	89,093	2,238,907
Vertex Pharmaceuticals, Inc. *	74,411	24,042,194
Vir Biotechnology, Inc. *	135,645	4,008,310
SECURITY	NUMBER OF SHARES	VALUE ($)
Waters Corp. *	37,131	12,200,504
Zimmer Biomet Holdings, Inc.	115,912	14,760,234
Zoetis, Inc.	117,345	19,419,424
		670,548,115
Total Common Stocks (Cost $570,523,819)		849,447,056
Total Investments in Securities (Cost $570,523,819)		849,447,056

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$691,979,701	$—	$—	$691,979,701
Australia	—	6,114,275	—	6,114,275
Denmark	—	28,223,489	—	28,223,489
France	—	20,418,332	—	20,418,332
Hong Kong	—	5,901,841	—	5,901,841
Japan	—	22,358,406	—	22,358,406
Republic of Korea	—	1,499,171	—	1,499,171
Switzerland	—	37,841,491	—	37,841,491
Taiwan	—	683,200	—	683,200
United Kingdom	—	34,427,150	—	34,427,150
Total	$691,979,701	$157,467,355	$—	$849,447,056

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 100.8% OF NET ASSETS

Australia 9.3%
ANZ Group Holdings Ltd.	206,416	3,673,460
Aristocrat Leisure Ltd.	195,174	4,712,130
BHP Group Ltd.	341,183	11,948,956
Commonwealth Bank of Australia	24,640	1,923,449
Computershare Ltd.	154,081	2,595,009
Helia Group Ltd.	321,522	637,447
Iluka Resources Ltd.	359,827	2,768,752
JB Hi-Fi Ltd.	30,860	1,061,044
QBE Insurance Group Ltd.	176,098	1,718,173
Rio Tinto Ltd.	78,202	7,017,633
Sonic Healthcare Ltd.	147,750	3,309,238
South32 Ltd.	1,131,324	3,630,338
Suncorp Group Ltd.	316,867	2,816,739
Technology One Ltd.	239,762	2,478,995
		50,291,363

Austria 0.9%
Erste Group Bank AG	33,073	1,254,926
Wienerberger AG	126,459	3,802,748
		5,057,674

Canada 1.9%
Cenovus Energy, Inc.	108,000	2,157,484
CGI, Inc. *	38,509	3,300,565
Loblaw Cos., Ltd.	37,160	3,329,053
Suncor Energy, Inc.	45,200	1,568,777
		10,355,879

China 0.4%
BAIC Motor Corp., Ltd., H Shares	4,150,000	1,273,882
Dongfang Electric Corp., Ltd., H Shares	386,400	690,126
		1,964,008

Denmark 4.5%
AP Moller - Maersk A/S, Class B	1,446	3,145,472
Carlsberg A/S, Class B	7,207	1,023,117
Jyske Bank A/S *	23,452	1,691,437
Novo Nordisk A/S, Class B	132,169	18,290,837
		24,150,863

France 15.0%
BNP Paribas S.A.	35,323	2,426,050
Capgemini SE	14,761	2,801,425
Cie de Saint-Gobain	118,432	6,801,687
Dassault Aviation S.A.	20,847	3,559,902
Eiffage S.A.	68,593	7,326,457
Engie S.A.	476,133	6,761,024
SECURITY	NUMBER OF SHARES	VALUE ($)
Hermes International	1,212	2,268,269
Ipsen S.A.	40,575	4,261,795
L'Oreal S.A.	17,159	7,085,150
LVMH Moet Hennessy Louis Vuitton SE	21,500	18,768,976
Sanofi	22,454	2,198,795
Schneider Electric SE	12,822	2,079,928
Societe Generale S.A.	111,673	3,324,122
Thales S.A.	10,235	1,353,674
TotalEnergies SE	167,289	10,341,932
		81,359,186

Germany 7.5%
Allianz SE	12,577	3,007,335
Bayerische Motoren Werke AG	42,033	4,281,676
Deutsche Telekom AG	407,052	9,068,630
Hugo Boss AG	52,088	3,537,304
K+S AG	154,673	3,702,321
Mercedes-Benz Group AG	88,253	6,567,085
Merck KGaA	9,645	2,013,183
Siemens AG	53,391	8,339,956
		40,517,490

Greece 0.6%
Hellenic Telecommunications Organization S.A.	204,286	3,220,414

Hong Kong 2.7%
AIA Group Ltd.	451,600	5,106,532
CK Asset Holdings Ltd.	168,000	1,074,110
CK Infrastructure Holdings Ltd.	249,000	1,385,324
Hong Kong Exchanges & Clearing Ltd.	102,300	4,601,206
Sino Land Co., Ltd.	854,585	1,110,514
SITC International Holdings Co., Ltd.	723,000	1,579,465
		14,857,151

Italy 2.1%
Assicurazioni Generali S.p.A.	61,244	1,195,563
Eni S.p.A.	223,071	3,432,667
UniCredit S.p.A.	187,662	3,665,253
Unipol Gruppo S.p.A.	613,201	3,211,556
		11,505,039

Japan 19.7%
Advantest Corp.	29,000	2,078,748
Bandai Namco Holdings, Inc.	29,000	1,939,338
Central Glass Co., Ltd.	74,000	1,634,204
Dexerials Corp.	103,700	2,216,679
DMG Mori Co., Ltd.	83,900	1,281,507
Electric Power Development Co., Ltd.	76,000	1,226,528
Fujikura Ltd.	208,800	1,587,164
Honda Motor Co., Ltd.	70,000	1,731,556

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hosiden Corp.	89,100	1,080,757
Hoya Corp.	52,003	5,718,870
Ibiden Co., Ltd.	51,900	2,025,599
Inpex Corp.	267,000	2,933,967
Invincible Investment Corp.	5,460	2,328,533
Japan Tobacco, Inc.	344,982	7,034,840
KDDI Corp.	137,200	4,286,599
Keyence Corp.	12,900	5,938,757
Lawson, Inc.	21,100	843,710
Marubeni Corp.	241,000	2,956,727
Meitec Corp.	149,400	2,810,467
Mitsubishi Heavy Industries Ltd.	20,000	784,199
NGK Spark Plug Co., Ltd.	114,000	2,227,687
Nintendo Co., Ltd.	20,200	875,827
Nippon Building Fund, Inc.	799	3,491,920
Nippon Gas Co., Ltd.	130,700	2,086,146
Ono Pharmaceutical Co., Ltd.	126,200	2,738,374
ORIX Corp.	399,700	7,027,917
Recruit Holdings Co., Ltd.	111,200	3,576,221
Sankyu, Inc.	114,200	4,487,119
Seino Holdings Co., Ltd.	282,000	2,816,328
Senko Group Holdings Co., Ltd.	168,000	1,299,455
Shimamura Co., Ltd.	14,400	1,350,778
Shin-Etsu Chemical Co., Ltd.	59,100	8,712,700
Sumitomo Forestry Co., Ltd.	102,000	1,907,145
Sumitomo Mitsui Financial Group, Inc.	59,600	2,590,279
Suntory Beverage & Food Ltd.	76,500	2,583,232
Takeda Pharmaceutical Co., Ltd.	78,500	2,467,833
Tokyotokeiba Co., Ltd.	44,800	1,335,520
Tokyu REIT, Inc. (a)	1,601	2,412,426
Yakult Honsha Co., Ltd.	9,000	642,491
		107,068,147

Netherlands 5.5%
ASML Holding N.V.	20,359	13,470,484
Koninklijke Ahold Delhaize N.V.	212,643	6,346,748
OCI N.V. *	65,766	2,238,704
Stellantis N.V.	148,492	2,334,441
Wolters Kluwer N.V.	49,762	5,425,204
		29,815,581

Norway 0.9%
Equinor A.S.A.	156,233	4,761,457

Republic of Korea 1.1%
Kia Corp.	52,747	2,873,757
Samsung Electro-Mechanics Co., Ltd.	6,004	701,225
Samsung Electronics Co., Ltd.	51,704	2,575,388
		6,150,370

Singapore 0.6%
Jardine Cycle & Carriage Ltd.	104,500	2,316,725
Oversea-Chinese Banking Corp., Ltd.	117,000	1,156,001
		3,472,726

Spain 1.8%
Banco Santander S.A.	1,956,502	6,837,856
Repsol S.A.	169,613	2,786,204
		9,624,060

Sweden 1.6%
Atlas Copco AB, A Shares	237,205	2,814,689
Nordea Bank Abp	302,273	3,533,688
SECURITY	NUMBER OF SHARES	VALUE ($)
SSAB AB, A Shares	85,965	614,446
Swedish Orphan Biovitrum AB *	31,518	702,869
Telefonaktiebolaget LM Ericsson, B Shares	126,417	733,277
		8,398,969

Switzerland 10.4%
ABB Ltd.	57,000	1,984,492
Cie Financiere Richemont S.A., Class A	66,525	10,255,308
Glencore plc	146,052	978,093
Mobilezone Holding AG	37,011	672,047
Nestle S.A.	116,001	14,153,171
Novartis AG	122,819	11,103,947
Roche Holding AG	43,221	13,492,316
UBS Group AG	180,781	3,858,838
		56,498,212

Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	176,000	3,105,834

United Kingdom 13.7%
Anglo American plc	76,115	3,282,869
AstraZeneca plc	64,895	8,502,053
BAE Systems plc	325,841	3,449,366
Barclays plc	845,257	1,943,069
Centrica plc	2,940,557	3,663,351
Diageo plc	21,148	924,719
GSK plc	428,331	7,523,640
Howden Joinery Group plc	292,851	2,498,833
HSBC Holdings plc	1,381,205	10,177,196
Imperial Brands plc	267,305	6,705,673
Investec plc	921,614	5,881,030
Land Securities Group plc	48,053	420,983
Legal & General Group plc	996,297	3,135,285
Man Group plc	1,472,933	4,531,411
NatWest Group plc	239,209	912,596
Plus500 Ltd.	135,872	3,114,006
Rio Tinto plc	13,778	1,078,834
Shell plc	138,996	4,080,611
Unilever plc	49,748	2,532,126
		74,357,651
Total Common Stocks (Cost $467,487,901)		546,532,074

SHORT-TERM INVESTMENTS 4.8% OF NET ASSETS

Money Market Funds 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (b)	23,978,352	23,978,352
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (b)(c)	2,365,950	2,365,950
		26,344,302
Total Short-Term Investments (Cost $26,344,302)		26,344,302
Total Investments in Securities (Cost $493,832,203)		572,876,376

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,260,237.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$354,750,397	$—	$354,750,397
Canada	10,355,879	—	—	10,355,879
Japan	1,350,778	105,717,369	—	107,068,147
United Kingdom	8,995,036	65,362,615	—	74,357,651
Short-Term Investments[1]	26,344,302	—	—	26,344,302
Total	$47,045,995	$525,830,381	$—	$572,876,376

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited) (continued)

• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JAN23